Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 5,640	$ 5,404	$ 11,434	$ 12,171
Percent of Total, Trading container sales proceeds		100.00%	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net		100.00%	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	[1]	$ 7,427	$ 14,394	$ 17,012	$ 27,106
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 3,844	$ 2,881	$ 6,290	$ 5,335
Percent of Total, Trading container sales proceeds		56.50%	53.70%	58.60%	59.40%
Percent of Total, Gain on sale of containers, net		68.10%	53.30%	55.00%	43.80%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 4,195	$ 7,743	$ 9,973	$ 16,106
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 1,929	$ 450	$ 3,030	$ 2,551
Percent of Total, Trading container sales proceeds		35.50%	22.70%	31.50%	22.60%
Percent of Total, Gain on sale of containers, net		34.20%	8.30%	26.50%	21.00%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 2,636	$ 3,262	$ 5,357	$ 6,136
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 1,177	$ 1,887	$ 2,221	$ 4,131
Percent of Total, Trading container sales proceeds		8.00%	23.10%	9.80%	17.70%
Percent of Total, Gain on sale of containers, net		20.90%	34.90%	19.40%	33.90%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 593	$ 3,324	$ 1,673	$ 4,789
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ (1,310)	$ 186	$ (107)	$ 154
Percent of Total, Trading container sales proceeds		0.00%	0.50%	0.10%	0.30%
Percent of Total, Gain on sale of containers, net		(23.20%)	3.50%	(0.90%)	1.30%
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 3	$ 65	$ 9	$ 75

[1]	Amounts for trading containers rental revenue for the three and six months ended June 30, 2019 have been reclassified out of the line item “trading container sales proceeds” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.